Equity Investment Disclosure: Continuity of investment in KRD (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Continuity of investment in KRD

Purchase of equity investment	$256,560
Share of loss of equity investee	(229,526)

Balance at December 31, 2019	$27,034
Share of loss of equity investee	(27,034)
Balance at December 31, 2020 and 2021	$-